Commitments and Contingencies (Details Narrative) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Letters of guarantee and letters of credit		$ 10			$ 10
Other long term assets		$ 39,255			61,900
Navios Logistics [Member] | Vitol S.A. [Member]
Property, Plant and Equipment [Line Items]
Guarantees		Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2022.
Guarantee and indemnity letter		$ 12,000
Navios Logistics [Member] | Edolmix S.A. and Energias Renovables del Sur S.A. [Member]
Property, Plant and Equipment [Line Items]
Description of guarantee		On July 22, 2016, Navios Logistics guaranteed the compliance of certain obligations related to Edolmix S.A. and Energías Renovables del Sur S.A. (entities wholly owned by Navios Logistics) under their respective direct user agreements with the Free Zone of Nueva Palmira, for the amounts of $847 and $519, respectively.
Navios Logistics [Member] | Eldomix S.A. [Member]
Property, Plant and Equipment [Line Items]
Guarantee and indemnity letter		$ 847
Navios Logistics [Member] | Energias Renovables del Sur S.A. [Member]
Property, Plant and Equipment [Line Items]
Guarantee and indemnity letter		$ 519
Navios Galaxy II [Member]
Property, Plant and Equipment [Line Items]
Date of charter in agreement		December 2017
Lessee, Operating Lease, Description		ten year
Vessel type		bulk carrier
Vessel Capacity		81,789 dwt
Delivery date		March 30, 2020
Contractual Obligation		$ 5,410
Payments to Acquire Property, Plant, and Equipment			$ 2,705
Other long term assets		$ 6,704
Navios Herakles I and Navios Uranus [Member]
Property, Plant and Equipment [Line Items]
Date of charter in agreement		January 2018
Lessee, Operating Lease, Description		ten-year
Vessel type		bulk carriers
Contractual Obligation		$ 11,140
Payments to Acquire Property, Plant, and Equipment			2,800	$ 8,340
Other long term assets		$ 14,070
Navios Herakles I [Member]
Property, Plant and Equipment [Line Items]
Vessel Capacity		82,036 dwt
Delivery date		August 28, 2019
Navios Uranus [Member]
Property, Plant and Equipment [Line Items]
Vessel Capacity		81,516 dwt
Delivery date		November 28, 2019
Navios Felicity I [Member]
Property, Plant and Equipment [Line Items]
Date of charter in agreement		April 2018
Lessee, Operating Lease, Description		ten-year
Vessel type		bulk carrier
Vessel Capacity		81,946 dwt
Delivery date		January 17, 2020
Contractual Obligation		$ 5,590
Payments to Acquire Property, Plant, and Equipment			2,795	2,795
Other long term assets		$ 7,193
Navios Magellan II [Member]
Property, Plant and Equipment [Line Items]
Date of charter in agreement		October 2018
Lessee, Operating Lease, Description		ten-year
Vessel type		bulk carrier
Vessel Capacity		82,037 dwt
Delivery date		May 15, 2020
Contractual Obligation		$ 5,820
Payments to Acquire Property, Plant, and Equipment			$ 2,910	$ 2,910
Other long term assets		$ 7,506
Storage And Transshipment Contract [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Contractual Obligation	$ 4,140
Other long term assets					$ 4,102
Number of repayment installments	3
Contractual obligation, next rolling twelve months	$ 1,380
Contractual obligation due in second year	1,380
Contractual obligation due in third year	$ 1,380